Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2015
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits
NOTE 7	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

We have defined benefit pension plans covering certain U.S. and Canadian employees, including the recently acquired pension and other postretirement plans of Big Heart, as discussed in Note 2: Acquisitions. Pension benefits are based on the employee’s years of service and compensation levels. Our plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, we sponsor several unfunded postretirement plans that provide health care and life insurance benefits to certain retired U.S. and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

During 2013, a portion of our terminated pension participants received lump-sum cash settlements in order to reduce our future pension obligation and administrative costs. The charges related to the lump-sum cash settlements are included below in settlement loss and were reported in other special project costs in the Statement of Consolidated Income for the year ended April 30, 2013. The lump-sum offerings in 2013 concluded the pension settlement special project cost activities.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2015	2014	2013	2015	2014	2013
Service cost	$9.0	$8.7	$8.8	$2.3	$2.3	$2.5
Interest cost	23.2	21.8	23.9	2.4	2.3	3.0
Expected return on plan assets	(25.6)	(25.4)	(25.3)	—	—	—
Amortization of prior service cost (credit)	1.0	1.2	1.0	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	10.0	13.2	13.1	(0.1)	—	—
Settlement loss	3.5	—	6.7	—	—	—

Net periodic benefit cost	$21.1	$19.5	$28.2	$3.5	$3.5	$5.1

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(0.3)	$—	$(4.0)	$—	$1.7	$9.6
Net actuarial (loss) gain arising during the year	(23.7)	19.3	(20.5)	1.6	7.5	(4.5)
Amortization of prior service cost (credit)	1.0	1.2	1.0	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	10.0	13.2	13.1	(0.1)	—	—
Curtailment loss	—	—	2.0	—	—	—
Settlement loss	3.5	—	6.7	—	—	—
Foreign currency translation	2.7	2.9	0.9	—	—	—

Net change for year	$(6.8)	$36.6	$(0.8)	$0.4	$8.1	$4.7

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.42%	3.99%	4.70%	4.27%	3.80%	4.70%
Expected return on plan assets	6.72	6.75	7.00	—	—	—
Rate of compensation increase	4.13	4.13	4.12	—	—	—
Canadian plans:
Discount rate	4.11%	3.65%	4.20%	4.10%	3.70%	4.20%
Expected return on plan assets	5.64	5.78	6.17	—	—	—
Rate of compensation increase	3.00	3.00	4.00	—	—	—

We amortize gains and losses for our postretirement plans over the average expected future period of vested service. For plans that consist of less than five percent of participants that are active, average life expectancy is used instead of the average expected useful service period.

We use a measurement date of April 30 to determine defined benefit pension and other postretirement benefit plans’ assets and benefit obligations. The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$542.3	$575.7	$58.5	$67.1
Service cost	9.0	8.7	2.3	2.3
Interest cost	23.2	21.8	2.4	2.3
Amendments	0.3	—	—	(1.7)
Actuarial loss (gain)	39.8	(19.7)	(1.6)	(7.5)
Participant contributions	0.1	0.1	0.7	1.2
Benefits paid	(31.8)	(34.2)	(4.4)	(3.5)
Foreign currency translation adjustments	(10.6)	(10.1)	(1.1)	(1.1)
Settlement	(8.6)	—	—	—
Acquisition	176.7	—	18.9	—
Other adjustments	—	—	0.1	(0.6)

Benefit obligation at end of year	$740.4	$542.3	$75.8	$58.5

Change in plan assets:
Fair value of plan assets at beginning of year	$402.1	$410.7	$—	$—
Actual return on plan assets	41.7	25.0	—	—
Company contributions	15.7	9.4	3.7	2.3
Participant contributions	0.1	0.1	0.7	1.2
Benefits paid	(31.8)	(34.2)	(4.4)	(3.5)
Settlement	(8.6)	—	—	—
Acquisition	141.1	—	—	—
Foreign currency translation adjustments	(10.3)	(8.9)	—	—

Fair value of plan assets at end of year	$550.0	$402.1	$—	$—

Funded status of the plans	$(190.4)	$(140.2)	$(75.8)	$(58.5)

Defined benefit pensions	$(188.9)	$(135.7)	$—	$—
Other noncurrent assets	2.0	—	—	—
Accrued compensation	(3.5)	(4.5)	(1.2)	—
Postretirement benefits other than pensions	—	—	(74.6)	(58.5)

Net benefit liability	$(190.4)	$(140.2)	$(75.8)	$(58.5)

The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
Net actuarial (loss) gain	$(174.2)	$(166.7)	$6.9	$5.3
Prior service (cost) credit	(4.2)	(4.9)	10.3	11.5

Total recognized in accumulated other comprehensive loss	$(178.4)	$(171.6)	$17.2	$16.8

During 2016, we expect to recognize amortization of net actuarial losses and prior service credit of $10.7 and $0.5, respectively, in net periodic benefit cost.

The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
U.S. plans:
Discount rate	4.01%	4.45%	3.97%	4.30%
Rate of compensation increase	4.06	4.13	—	—
Canadian plans:
Discount rate	3.51%	4.11%	3.50%	4.10%
Rate of compensation increase	3.00	3.00	—	—

For 2016, the assumed health care trend rates are 7.5 percent and 5.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2026 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption impacts the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported. A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2015:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.1	$0.1
Effect on benefit obligation	2.5	2.3

The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans, which is included in the consolidated information presented on pages 65 and 66.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2015	2014	2015	2014
Benefit obligation at end of year	$104.4	$113.3	$10.9	$11.4
Fair value of plan assets at end of year	104.1	105.6	—	—

Funded status of the plans	$(0.3)	$(7.7)	$(10.9)	$(11.4)

Components of net periodic benefit cost:
Service cost	$0.4	$0.5	$—	$—
Interest cost	4.3	4.2	0.4	0.5
Expected return on plan assets	(5.6)	(5.8)	—	—
Amortization of net actuarial loss	0.9	1.3	—	—

Net periodic benefit cost	$—	$0.2	$0.4	$0.5

Changes in plan assets:
Company contributions	$5.1	$5.4	$0.7	$0.8
Participant contributions	0.1	0.1	—	—
Benefits paid	(8.4)	(8.6)	(0.7)	(0.8)
Actual return on plan assets	11.9	10.6	—	—
Foreign currency translation	(10.3)	(8.9)	—	—

The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2015	2014
Accumulated benefit obligation for all pension plans	$691.8	$507.3
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$481.6	$507.3
Fair value of plan assets	337.8	402.1
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$669.3	$542.3
Fair value of plan assets	477.3	402.1

We employ a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, we consider the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies. The actual rate of return was 11.6 percent and 6.9 percent for the years ended April 30, 2015 and 2014, respectively.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2015
Cash and cash equivalents (A)	$4.6	$—	$—	$4.6
Equity securities:
U.S. (B)	105.0	45.5	—	150.5
International (C)	81.0	24.5	—	105.5
Fixed-income securities:
Bonds (D)	151.3	—	—	151.3
Fixed income (E)	44.1	68.5	—	112.6
Other types of investments (F)	—	7.0	18.5	25.5

Total financial assets measured at fair value	$386.0	$145.5	$18.5	$550.0

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Cash and cash equivalents (A)	$2.0	$—	$—	$2.0
Equity securities:
U.S. (B)	91.0	16.4	—	107.4
International (C)	72.3	12.4	—	84.7
Fixed-income securities:
Bonds (D)	148.2	—	—	148.2
Fixed income (E)	44.8	—	—	44.8
Other types of investments (F)	—	—	15.0	15.0

Total financial assets measured at fair value	$358.3	$28.8	$15.0	$402.1

(A)

This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.

(D)

This category is comprised of bond funds, which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. Contained within the Level 2 assets is a Core Plus pool of funds investing primarily in high-yield, emerging market debt and global bonds, as well as an international bond fund which invests in fixed-income securities denominated in currencies other than U.S. dollars. The Level 2 assets are pooled or common collective trust funds that consist of fixed-income securities traded on active exchanges.

(F)

This category is comprised of a global alpha collective trust fund, a private limited investment partnership, and a private equity fund in 2015. In 2014, the category was comprised only of the private equity fund. The global alpha collective trust fund is comprised of U.S. and global equity and fixed-income securities inclusive of derivatives within the asset mix. This collective trust fund is classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private equity fund consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund is classified as a Level 3 asset and is valued based on the fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review. The private equity fund and private investment limited partnership cannot be redeemed and the return of principal is based on the liquidation of the underlying assets.

The following table presents a rollforward of activity for Level 3 assets.

	2015	2014
Balance at May 1,	$15.0	$15.0
Big Heart pension assets acquired	2.8	—
Actual return on plan assets still held at reporting date	0.7	—

Balance at April 30,	$18.5	$15.0

The current investment policy is to invest 50 percent of assets in both equity securities and fixed-income securities. Included in equity securities were 317,552 of our common shares at April 30, 2015. The total market value of these shares was $36.8 at April 30, 2015. We paid dividends of $0.8 on these shares during 2015.

We expect to contribute approximately $3.5 to the defined benefit pension plans in 2016. We expect the following payments to be made from the defined benefit pension and other postretirement benefit plans: $49.9 in 2016, $51.0 in 2017, $56.6 in 2018, $53.5 in 2019, $60.2 in 2020, and $304.0 in 2021 through 2025.

As a result of the Big Heart acquisition we now participate in one multi-employer pension plan, the Bakery and Confectionery Union and Industry International Pension Fund (“Bakery and Confectionery Union Fund”) (52-6118572), which provides defined benefits to certain union employees. During 2015, a total of $1.7 was contributed to the plan, of which $0.1 was contributed since acquisition and was recognized in the Statement of Consolidated Income.

The risks of participating in multi-employer pension plans are different from the risks of participating in single-employer pension plans in the following respects: the assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; if a participating employer stops contributing to the plan, the unfunded obligations of the plan allocable to the withdrawing employer may be the responsibility of the remaining participating employers; and, if we stop participating in the multi-employer pension plan, we may be required to pay the plan an amount based on our allocable share of the underfunded status of the plan, referred to as a withdrawal liability.

The Pension Protection Act of 2006 ranks the funded status of multi-employer pension plans depending upon a plan’s current and projected funding. A plan is in the Red Zone (Critical) if it has a current funded percentage less than 65 percent. A plan is in the Yellow Zone (Endangered) if it has a current funded percentage of less than 80 percent, or projects a credit balance deficit within seven years. A plan is in the Green Zone (Healthy) if it has a current funded percentage greater than 80 percent and does not have a projected credit balance deficit within seven years. The zone status is based on the plan’s year end, not our fiscal year end. The zone status is based on information that we received from the plan and is certified by the plan’s actuary. During calendar year 2014, the Bakery and Confectionery Union Fund was in Red Zone status. Although the current funding status as of calendar year 2014 was 65.1 percent, the plan’s actuary concluded that the funding status is more likely than not to fall below 65 percent within the next five years and has classified the Bakery and Confectionery Union Fund in Red Zone status. A funding improvement plan or rehabilitation plan has been implemented.